UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-10531

Nicholas Family of Funds, Inc.

(Exact name of registrant as specified in charter)

700 North Water Street, Milwaukee, Wisconsin 53202

(Address of principal executive offices)          (Zip code)

Jeffrey T. May, Senior Vice President, Secretary and Treasurer

700 North Water Street

Milwaukee, Wisconsin 53202

(Name and address of agent for service)

Registrant's telephone number, including area code: 414-272-4650

Date of fiscal year end: 12/31/2006

Date of reporting period: 06/30/2006

Item 1. Report to Stockholders.

August 2006

Report to Fellow Shareholders:

The second quarter of 2006 was relatively uneventful with a 1.44% decline in the Standard & Poor's 500 Index. Our portfolio posted a decline of 3.15% leaving us with a slim 84 basis point lead on the S&P 500 for the year-to-date period.

Returns for Nicholas Liberty Fund and the Standard & Poor's 500 are provided in the chart below for the period ended June 30, 2006.

		Average Annual Total Return
	6 Month	1 Year	3 Year	Life
Nicholas Liberty Fund (inception date 11/30/01)	3.55%	5.99%	12.79%	5.61%
Standard & Poor's 500 Index	2.71%	8.63%	11.22%	4.21%
Ending value of $10,000 invested in Nicholas Liberty Fund	$10,355	$10,599	$14,348	$12,842

Performance data quoted represents past performance and is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained by visiting www.nicholasfunds.com/returns.html. The Fund may impose a .25% redemption fee on shares held less than six months.

Investment performance for the Fund reflects voluntary fee waivers in effect. In the absence of such waivers, total returns would be reduced. The Fund is net of expenses, the market index is gross of fees. The ending values above illustrate the performance of a hypothetical $10,000 investment made in the Fund over the timeframes listed. Assumes reinvestment of dividends and capital gains, but does not reflect the effect of any applicable sales charge or redemption fees. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. These figures do not imply any future performance.

In the second quarter, the Fund faced significant headwinds due to its sector allocations. Utilities, energy, and consumer staples led the S&P 500. Although we have found a rare gem or two in these sectors, we have been consistently underweight these sectors due to few growth prospects, earnings cyclicality and high valuations, respectively. Collectively, as of June 30, 2006 these sectors represented over 22% of the S&P versus less than 6% of the Fund's portfolio.

The laggards for the second quarter continue to be health care and information technology. As the Fund's second and third largest exposures, these two sectors combine to represent almost one-third of the Fund's portfolio. This represents just over a 500 basis points greater exposure than the S&P. While health care has been a long-time favorite owing to its consistent growth prospects, the Fund's technology exposure has recently increased as valuations have significantly contracted due to both earnings growth and stock price declines.

At the stock specific level, second quarter performance was led by double-digit increases in Coinmach, Kohl's, Manpower, and ARAMARK. ARAMARK, a food service and uniform rental firm, was buoyed by a proposed management led buyout.

While several holdings logged double-digit declines in the quarter, one worth mentioning is DaVita. The stock is the Fund's largest holding and has been a long-time core holding in the portfolio with purchases dating back to the inception of the Liberty Fund. For almost the last two years, DaVita, while still a solid holding, was trading at levels where we were no longer comfortable adding to its position. However, with DaVita's 17% decline this quarter, we were able to once again add to its position. While it is never fun to have significant declines in large positions, long-term performance can actually be enhanced with the opportunity to add to positions at value prices.

Overall, four positions were eliminated in the quarter and five new positions were established. The four positions eliminated were for independent company specific fundamental reasons and came from three different sectors. However, the majority of the new holdings were technology companies that the Fund had either previously owned or had been following for many years and whose stock price declines in the quarter created a compelling opportunity to establish the new positions.

As always, we appreciate the trust you have placed in us. With patience, and a focus on the long term, we believe we will all be aptly rewarded.

Sincerely,

Mark J. Giese

Portfolio Manager

Mutual fund investing involves risk. Principal loss is possible. The Fund may invest in smaller companies, which involve additional risks such as limited liquidity and greater volatility. The Fund is non-diversified, meaning it may concentrate its assets in fewer individual holdings than a diversified fund. Therefore, the Fund is more exposed to individual stock volatility than a diversified fund.

Please refer to the Schedule of Investments in the report for complete Fund holdings information. Fund holdings and sector allocations are subject to change and should not be considered a recommendation to buy or sell any security. The S and P 500 Index is a broad based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general. One cannot invest directly in an index.

Basis Point: One hundredth of a percentage point. For example 50 basis points equals .50%.

Must be preceded or accompanied by a prospectus.

The Nicholas Funds are distributed by Quasar Distributors, LLC. (08/06)

Financial Highlights (NLBTX)

For a share outstanding throughout each period

     Six Months Ended
June 30, 2006

Year Ended December 31,

(unaudited)

2005

2004

2003

2002

2001(1)

    NET ASSET VALUE,
BEGINNING OF PERIOD

$11.28

$12.05

$10.90

$ 7.81

$ 9.99

$10.00

       INCOME (LOSS) FROM INVESTMENT OPERATIONS

       Net investment loss

(.04)

(.08)

(.06)

(.10)

(.06)

.00
(2)

       Net gain (loss) on securities (realized and unrealized)

.44

.39

1.25

3.19

(2.12)

(.01)

         Total from investment operations

.40

.31

1.19

3.09

(2.18)

(.01)

       LESS DISTRIBUTIONS

       From net capital gain

--

(1.08)

(.04)

--

--

--

         Total distributions

--

(1.08)

(.04)

--

--

--

    NET ASSET VALUE, END OF PERIOD

$11.68

$11.28

$12.05

$10.90

$ 7.81

$ 9.99

TOTAL RETURN

3.55% (3)

2.61%

10.88%

39.56%

(21.82)%

(.10)%
(3)

SUPPLEMENTAL DATA:

    Net assets, end of period
(millions)

$7.9

$8.4

$7.9

$5.9

$3.2

$3.7

    Ratio of expenses to average net
    assets (4)

1.96%(5)

2.06%

1.72%

2.11%

1.68%

1.70%

    Ratio of net investment loss to
    average net assets (4)

(.59)% (5)

(.78)%

(.65)%

(1.24)%

(.75)%

(.71)%

    Portfolio turnover rate

52.88% (5)

45.39%

49.38%

89.33%

137.92%

25.08%
(3)

    Absent reimbursement of expenses
by Adviser -

    Ratio of expenses to average net
assets

3.27%(5)

3.31%

2.58%

2.83%

2.38%

4.33%

    Ratio of net investment loss to
average net assets

     (1.89)%
(5)

(2.03)%

(1.52)%

(1.96)%

(1.45)%

(3.34)%

(1) The Fund commenced operations on
November 30, 2001.

(2) The amount rounds to $(0.00). The
actual amount is $(0.004).

(3) Not annualized.

(4) Net of reimbursement by Adviser.

(5) Annualized.

The accompanying notes to financial statements are an integral part of these highlights.

Top Ten Portfolio Holdings

June 30, 2006 (unaudited)

Percentage

Name
    of Net
Assets

Davita, Inc.
6.62%

    Echostar Communications
Corporation
5.03%

Hiland Partners, LP
3.99%

    National Financial Partners
Corporation
3.84%

    Wright Express Corporation

3.61%

    Liberty Global, Inc. - Series C

3.45%

    St. Paul Travelers Companies,
Inc.
3.34%

    TESSCO Technologies Incorporated

3.14%

IAC/InterActiveCorp
2.97%

ARAMARK Corporation
2.81%

Total of top ten

38.80%

Sector Diversification (As a Percentage of Portfolio)

June 30, 2006 (unaudited)

Consumer Discretionary
27.24%

Information Technology
23.93%

Health Care
12.06%

Short-Term Investments
11.68%

Financials
10.89%

Industrials
7.51%

Energy
4.73%

Telecommunication Services
1.96%

Fund Expenses

For the six month period ended June 30, 2006 (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other operating expenses. The following table is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with those of other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period.

The first line of the table below provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an
$8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During
Period" to estimate the expenses you paid on your account during this period.

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as wire fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

     Beginning
     Account
     Value
12/31/05

     Ending
     Account
     Value
06/30/06

     Expenses
     Paid During
     Period*
     01/01/06 -
06/30/06

Actual

$1,000.00

$1,035.50

$9.89

Hypothetical

1,000.00

1,015.28

9.79

(5% return before expenses)

* Expenses are equal to the Fund's six-month annualized expense ratio of
1.96%, multiplied by the average account value over the period, multiplied by
181 then divided by 365 to reflect the one-half year period.

Schedule of Investments

June 30, 2006 (unaudited)

     Shares or Principal
Amount

Value

COMMON STOCKS - 87.60%

    Consumer
Discretionary-Media - 15.30%

4,000
    DIRECTV Group, Inc. (The) *

$ 66,000

13,000
    EchoStar Communications
Corporation

400,530

4,752
    Liberty Global, Inc. - Series A
*

102,168

11,474
    Liberty Global, Inc. - Series C
*

236,020

1,931
    Liberty Media Holding
Corporation Capital Common - Series A

161,760

15,728
    Radio One, Inc. - Class A *

117,960

9,568
    Salem Communications Corporation
*

124,480

1,208,918

    Consumer
Discretionary-Retail - 10.12%

4,400
    Bed Bath & Beyond Inc. *

145,948

4,800
    Family Dollar Stores, Inc.

117,264

7,713
    IAC/InterActiveCorp *

204,317

2,800
    Kohl's Corporation *

165,536

9,658
    Liberty Media Holding
Corporation Interactive Common - Series A *

166,697

799,762

    Consumer
Discretionary-Services - 1.61%

12,400
    Coinmach Service Corp. - Class A

127,100

Energy - 4.69%

5,000
    Exploration Company of Delaware
(The) *

53,300

7,068
    Hiland Partners, LP *

317,353

370,653

Financials-Insurance - 10.80%

2,600
Assurant, Inc.

125,840

6,900
    National Financial Partners
Corporation

305,739

4,500
    Nationwide Financial Services,
Inc.

198,360

5,020
    St. Paul Travelers Companies,
Inc.

223,792

853,731

Health Care-Equipment - 1.06%

1,900
    Kinetic Concepts, Inc. *

83,885

Health Care-Services - 10.90%

8,200
    Allion Healthcare, Inc. *

71,258

10,600
DaVita, Inc. *

526,820

5,500
DexCom, Inc. *

74,690

9,200
    Dialysis Corporation of America
*

102,304

4,400
    Health Management Associates,
Inc.

86,724

861,796

    Industrials-Capital Goods -
0.70%

5,500
Basin Water, Inc. *

55,110

    Industrials-Commercial
Services & Supplies - 6.75%

6,000
ARAMARK Corporation

198,660

4,200
Cintas Corporation

166,992

2,600
Manpower Inc.

167,960

533,612

       The accompanying notes to financial statements are an
      integral part of this schedule.

Schedule of Investments (continued)

June 30, 2006 (unaudited)

     Shares or Principal
Amount

Value

    COMMON STOCKS - 87.60%
(continued)

    Information
Technology-Hardware & Equipment - 10.79%

5,700
    ADC
Telecommunications, Inc. *

$ 96,102

2,000
    CDW Corporation

109,300

7,100
    FLIR Systems,
Inc. *

156,626

3,500
    Jabil Circuit,
Inc.

89,600

2,200
    ScanSource, Inc.
*

64,504

10,202
    TESSCO
Technologies Incorporated *

204,448

8,400
    Vishay
Intertechnology, Inc. *

132,132

852,712

    Information
Technology-Software & Services - 12.94%

4,000
    Fiserv, Inc. *

181,440

4,795
    Hewitt Associates,
Inc. *

107,792

12,400
    Keane, Inc. *

155,000

7,900
    Microsoft
Corporation

184,070

2,400
    NAVTEQ Corporation *

107,232

10,000
    Wright Express
Corporation *

287,400

1,022,934

Telecommunication Services - 1.94%

9,100
    Asia Satellite
Telecommunications Holdings Limited

153,335

       TOTAL COMMON STOCKS

(cost $5,761,186)

6,923,548

    SHORT-TERM INVESTMENTS -
11.58%

    Commercial
Paper - 8.22%

$275,000
    Sara Lee Corporation
07/06/06, 5.37%

274,877

125,000
    Walt Disney Company
(The) 07/10/06, 5.06%

124,877

250,000
    Fiserv, Inc.
07/13/06, 5.30%

249,632

649,386

    Variable Rate
Securities - 3.36%

265,751
    Wisconsin Corporate
Central Credit Union (1) 07/03/06, 5.02%

265,751

       TOTAL SHORT-TERM INVESTMENTS
       (cost $915,137)

915,137

       TOTAL INVESTMENTS
       (cost $6,676,323) - 99.18%

7,838,685

       OTHER ASSETS, NET OF LIABILITIES - 0.82%

64,689

       TOTAL NET ASSETS
       (basis of percentages disclosed above) - 100%

$7,903,374

    * Non-income
producing security.

    (1) Subject to a
demand feature as defined by the Securities and Exchange Commission.

       The accompanying notes to financial statements are an
      integral part of this schedule.

Statement of Assets and Liabilities

June 30, 2006 (unaudited)

ASSETS

       Investments in securities at value (cost $6,676,323)

$7,838,685

       Receivables -

         Investment securities sold

111,345

         Dividend and interest

3,704

           Total receivables

115,049

       Other

4,473

           Total assets

7,958,207

LIABILITIES

       Payables -

         Investment securities purchased

3,890

         Due to adviser -

           Management fee

18,914

           Accounting and administrative fee

4,384

         Other payables and accrued expense

27,645

           Total liabilities

54,833

           Total net assets

$7,903,374

NET ASSETS CONSIST OF

Paid in capital

$6,583,304

    Net unrealized appreciation on
investments

1,162,362

    Accumulated undistributed net
realized gain on investments

182,286

    Accumulated net investment loss

(24,578)

           Total net assets

$7,903,374

    NET ASSET VALUE PER SHARE ($.001
par value, 100,000,000 shares

    authorized) offering price and
redemption price

    (676,780 shares outstanding)

$11.68

The accompanying notes to financial statements are an integral part of this statement.

Statement of Operations

For the six months ended June 30, 2006 (unaudited)

INCOME

       Interest

$ 29,490

       Dividend

26,623

         Total income

56,113

EXPENSES

       Management fee

71,826

       Accounting and administrative fees

24,795

       Audit and tax fees

11,500

       Legal fees

6,750

       Accounting system and pricing service fees

6,547

       Registration fees

5,640

       Directors' fees

2,462

       Transfer agent fees

1,026

       Other operating expenses

2,326

         Total expenses before reimbursement

132,872

         Reimbursement of expenses by adviser (Note 2)

(52,911)

         Total expenses after reimbursement

79,961

         Net investment loss

(23,848)

    NET REALIZED GAIN ON INVESTMENTS

148,684

    CHANGE IN NET UNREALIZED
APPRECIATION/DEPRECIATION ON INVESTMENTS

172,073

         Net realized and unrealized gain on investments

320,757

         Net increase in net assets resulting from operations

$296,909

The accompanying notes to financial statements are an integral part of this statement.

Statements of Changes in Net Assets

For the six months ended June 30, 2006 and the year ended December 31, 2005
(unaudited)

     Six Months
Ended 06/30/2006

2005

    INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS

       Net investment loss

$ (23,848)

$ (62,269)

       Net realized gain on investments

148,684

607,816

       Change in net unrealized appreciation/depreciation on investments

172,073

(343,066)

         Net increase in net assets resulting from operations

296,909

202,481

       DISTRIBUTIONS TO SHAREHOLDERS

       From net realized gain on investments

--

(734,336)

       CAPITAL SHARE TRANSACTIONS

       Proceeds from shares issued (53,233 and 46,916 shares, respectively)

616,384

567,972

       Reinvestment of distributions (0 and 64,376 shares, respectively)

--

725,524

       Cost of shares redeemed (117,782 and 23,164 shares, respectively)

(1,369,536)

(274,779)

         Net increase (decrease) in net assets derived from capital share transactions

(753,152)

1,018,717

         Total increase (decrease) in net assets

(456,243)

486,862

       NET ASSETS

       Beginning of period

8,359,617

7,872,755

       End of period (including accumulated net investment loss of $(24,578)
      and $(730), respectively)

$ 7,903,374

$8,359,617

The accompanying notes to financial statements are an integral part of these statements.

Notes to Financial Statements

June 30, 2006 (unaudited)

(1) Summary of Significant Accounting Policies --

Nicholas Liberty Fund (the "Fund"), the only series of the Nicholas
    Family of Funds, Inc., is an open-end, non-diversified management investment company registered under the Investment Company Act of 1940, as amended. The primary objective of the Fund is long-term growth. The following is a summary of the significant accounting policies of the Fund:

(a) Equity securities traded on a stock exchange will ordinarily be valued on the basis of the last sale price on the date of valuation on the securities principal exchange, or if in the absence of any sale on that day, the closing bid price. For securities principally traded on the
      NASDAQ market, the Fund uses the NASDAQ Official Closing Price. Debt securities, excluding short-term investments, are valued at their current evaluated bid price as determined by an independent pricing service, which generates evaluations on the basis of dealer quotes for normal, institutional-sized trading units, issuer analysis, bond market activity and various other factors. Securities for which market quotations may not be readily available are valued at their fair value as determined in good faith by procedures adopted by the Board of Directors. Variable rate demand notes are valued at cost, which approximates market value. U.S.
      Treasury Bills and commercial paper are stated at amortized cost, which approximates market value. Investment transactions are recorded no later than the first business day after the trade date.

(b) Net realized gain (loss) on portfolio securities was computed on the basis of specific identification.

(c) Dividend income is recorded on the ex-dividend date, and interest income is recognized on an accrual basis. Non-cash dividends, if any, are recorded at value on date of distribution. Dividends and distributions paid to shareholders are recorded on the ex-dividend date. Generally, discounts and premiums on long-term security purchases, if any, are amortized over the lives of the respective securities using the effective yield method.

Provision has not been made for federal income taxes or excise taxes since the Fund has elected to be taxed as a "regulated investment company"
      and intends to distribute substantially all net investment income and net realized capital gains on sales of investments to its shareholders and otherwise comply with the provisions of Subchapter M of the Internal
      Revenue Code applicable to regulated investment companies.

Distributions from net investment income are generally declared and paid annually. Distributions from net realized capital gain, if any, are declared and paid at least annually.

The amount of distributions from net investment income and net realized capital gain are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. To the extent these book and tax differences are permanent in nature, such amounts are reclassified among paid in capital, accumulated undistributed net realized gain (loss) on investments and accumulated undistributed net investment income. At June 30, 2006, no
      reclassifications were recorded.

The tax character of distributions paid during the six months ended
      June 30, 2006 and the year ended December 31, 2005 were as follows:

06/30/2006

12/31/2005

Distributions paid from:

Ordinary income
$ --
$134,659

Long-term capital gain
--
599,677

Total distributions paid
$ --
$734,336

As of June 30, 2006, investment cost for federal tax purposes was
      $6,680,222 and the tax basis components of net assets were as follows:

    Unrealized appreciation

$1,480,382

    Unrealized depreciation

(321,918)

    Net unrealized appreciation

1,158,464

    Undistributed ordinary loss

(24,578)

    Accumulated undistributed net
realized capital gain

186,184

Paid in capital

6,583,304

Net assets

$7,903,374

The differences between book-basis and tax-basis unrealized
      appreciation (depreciation), undistributed ordinary income and accumulated undistributed realized capital gain are attributable primarily to the tax deferral of losses from wash sales.

Notes to Financial Statements (continued)

June 30, 2006 (unaudited)

As of June 30, 2006. the Fund had no capital loss carryforward.

As of June 30, 2006, the Fund had a tax deferral of wash loss sales of approximately $4,000.

(f) The preparation of financial statements in conformity with U.S.
      generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from estimates.

(2) Related Parties -

(a) Investment Adviser and Management Agreement --

The Fund has an agreement with Nicholas Company, Inc. (with whom certain officers and directors of the Fund are affiliated) (the "Adviser")
      to serve as investment adviser and manager. Under the terms of the agreement, a monthly fee is accrued to the Adviser based on an annualized
      Base Fee of 1.50% of average net assets. For each month subsequent to the end of the first full twelve months of operations, the Base Fee of 1.50%
      of average net assets will be adjusted up or down by the Performance Fee calculated as 25% of the difference between the Fund's average annual total return and the average annual total return of the Fund's benchmark, the Standard & Poor's 500 Index, as measured for each month from the inception date of the Fund. Once the Fund has had five full years of continuous operations, as measured from the first full month of operations, the Performance Fee adjustment will be based on a five year monthly rolling average. The maximum Performance Fee adjustment up or down is 0.75%. The Adviser has voluntarily agreed to reimburse the Fund for all non-management fee expenses in excess of 0.20% of average net assets.
      Under this agreement the Adviser waived $52,911 of management fees during the period ended June 30, 2006. The management fee absent reimbursement and including reimbursement of expenses as a percentage of the Fund's average net assets for the period ending June 30, 2006, was 1.77% and
      0.46%, respectively. Also, the Adviser may be paid for accounting and administration services rendered by its personnel. The Fund incurred expenses of $24,795 for accounting and administrative services during the period ended June 30, 2006.

(b) Independent Counsel --

A director of the Adviser is affiliated with a law firm that provides services to the Fund. The Fund incurred expenses of $4,500 for the period ended June 30, 2006 for services rendered by this law firm.

(3) Investment Transactions --

For the period ended June 30, 2006, the cost of purchases and the proceeds from sales of investment securities, other than short-term obligations, aggregated $1,847,520 and $2,024,885, respectively.

Historical Record (unaudited)

Net Investment

Dollar

Growth of

Net

Income

Capital Gain

Weighted

an Initial

Asset Value

Distributions

Distributions

Price/Earnings

$10,000

Per Share

Per Share

Per Share

Ratio **

Investment

November 30, 2001 *

$10.00

$ --

$ --

--

$10,000

December 31, 2001

9.99

--

--

19.8 times

9,990

December 31, 2002

7.81

--

--

12.4

7,810

December 31, 2003

10.90

--

--

16.6

10,900

December 31, 2004

12.05

--

     0.0351

19.9

12,086

December 31, 2005

11.28

--

1.0841 (a)

21.4

12,402

June 30, 2006

11.68

--

--

20.8

12,842

* Date of Initial Public Offering.

** Based on latest 12 months accomplished earnings.

(a) Paid on December 20, 2005 to shareholders of record on December 19, 2005.

Approval of Investment Advisory Contract (unaudited)

A discussion of the Approval by the Board of Directors of the Fund's
Investment Advisory Contract can be found in the Fund's Annual Report dated
December 31, 2005.

Information on Proxy Voting (unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request by calling 800-544-6547 (toll-free) or 414-276-0535. It also appears in the Fund's Statement of Additional Information, which can be found on the SEC's website, www.sec.gov. A record of how the Fund voted its proxies for the most recent twelve-month period ended June 30, also is available on the Fund's website, www.nicholasfunds.com, and the SEC's website, www.sec.gov.

Quarterly Portfolio Schedule (unaudited)

The Fund files its complete schedule of investments with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Form N-Q's are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the
operation of the Public Reference Room may be obtained by calling
1-800-SEC-0330.

Nicholas Funds Services Offered

* IRAs

* Traditional

* Roth

* SEP

* SIMPLE

* Coverdell Education Accounts

* Profit Sharing Plan

* Automatic Investment Plan

* Direct Deposit of Dividend and
Capital Gain Distributions

* Systematic Withdrawal Plan with
Direct Deposit

* Monthly Automatic Exchange between
Funds

* Telephone Redemption

* Telephone Exchange

* 24-hour Automated Account
Information (1-800-544-6547)

* 24-hour Internet Account Access (www.nicholasfunds.com)

Please call a shareholder
representative for further information on the above services or with any other questions you may have regarding the Nicholas Funds (1-800-544-6547).

NICHOLAS LIBERTY FUND

Semiannual Report

June 30, 2006

Directors and Officers

DAVID O. NICHOLAS

President and Director

ROBERT H. BOCK

Director

TIMOTHY P. REILAND

Director

JAY H. ROBERTSON

Director

JEFFREY T. MAY

Senior Vice President,
Secretary, Treasurer and Chief Compliance Officer

MARK J. GIESE

Senior Vice President

Investment Adviser

NICHOLAS COMPANY, INC.

700 North Water Street

Milwaukee, Wisconsin

www.nicholasfunds.com

414-276-0535 or
800-544-6547

Distributor

Quasar Distributors,
LLC

Milwaukee, Wisconsin

Transfer Agent

U.S. BANCORP FUND
SERVICES, LLC

Milwaukee, Wisconsin

414-276-0535 or
800-544-6547

Custodian

U.S. BANK N.A.

Milwaukee, Wisconsin

Independent Registered
Public Accounting Firm

DELOITTE & TOUCHE LLP

Milwaukee, Wisconsin

Counsel

MICHAEL BEST &
FRIEDRICH LLP

Milwaukee, Wisconsin

__________________________________________________________

This report is
submitted for the information of shareholders

of the Fund. It is not
authorized for distribution to prospective

investors unless
preceded or accompanied by an effective prospectus.

Item 2. Code of Ethics.

Applicable only to annual reports.

Item 3. Audit Committee Financial
Expert.

Applicable only to annual reports.

Item 4. Principal Accountant Fees
and Services.

Applicable only to annual reports.

Item 5. Audit Committee of Listed
Registrants.

Not applicable to this filing.

Item 6. Schedule of Investments.

The schedule of investments in
securities of unaffiliated issuers is included as part of the report to shareholders filed under Item 1.

Item 7. Disclosure of Proxy Voting
Policies and Procedures for Closed-End Management Investment Companies.

Applicable only to annual reports
filed by closed-end funds.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Applicable only to annual reports
filed by closed-end funds.

Item 9. Purchases of Equity
Securities by Closed-End Management Investment Companies and Affiliated
Purchasers.

Applicable only to closed-end funds.

Item 10.  Submission of
Matters to a Vote of Security Holders.

Not applicable to this filing.

Item 11. Controls and Procedures.

The Fund's principal executive
officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and
Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report. There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls subsequent to the date of their evaluation.

Item 12. Exhibits.

(a)(1) Code of Ethics -- Any code of
ethics, or amendments thereto, that is the subject of the disclosure required by
Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

Not applicable to this filing.

(a)(2) Certifications of Principal
Executive Officer and Principal Financial Officer pursuant to Section 302 of the
Sarbannes-Oxley Act of 2002, attached hereto as part of
EX-99.CERT.

(a)(3)  Any written solicitation
to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more person.

Applicable only to closed-end funds.

(b) Certifications of Principal
Executive Officer and Principal Financial Officer pursuant to Section 906 of the
Sarbannes-Oxley Act of 2002, attached hereto as part of
EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the
Securities Exchange Act of 1934 and the Investment Company Act of 1940, the
registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nicholas Family of
Funds, Inc.

By: /s/ David O. Nicholas

Name: David O. Nicholas

Title: Principal Executive Officer

Date: 08/29/2006

Pursuant to the requirements of the
Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ David O. Nicholas

Name: David O. Nicholas

Title: Principal Executive Officer

Date: 08/29/2006

By: /s/ Jeffrey T. May

Name: Jeffrey T. May

Title: Principal Financial Officer

Date: 08/29/2006